Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 5,949,294
Amount at which shown in the Balance Sheet	6,242,048
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	142,923
Fair value	166,697
Amount at which shown in the Balance Sheet	166,697
Municipal
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	624,806
Fair value	726,571
Amount at which shown in the Balance Sheet	726,571
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	191,388
Fair value	216,751
Amount at which shown in the Balance Sheet	216,751
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	608,884
Fair value	672,790
Amount at which shown in the Balance Sheet	672,790
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,884,089
Fair value	2,960,666
Amount at which shown in the Balance Sheet	2,960,666
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	55,036
Fair value	57,709
Amount at which shown in the Balance Sheet	57,709
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	86,704
Fair value	87,210
Amount at which shown in the Balance Sheet	87,210
ABS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	92,434
Fair value	92,620
Amount at which shown in the Balance Sheet	92,620
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	8,887
Fair value	10,189
Amount at which shown in the Balance Sheet	10,189
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,695,151
Fair value	4,991,203
Amount at which shown in the Balance Sheet	4,991,203
Public Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	6,211
Fair value	5,765
Amount at which shown in the Balance Sheet	5,765
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	40,824
Fair value	39,861
Amount at which shown in the Balance Sheet	39,861
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	156,644
Fair value	155,309
Amount at which shown in the Balance Sheet	155,309
Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,443
Fair value	4,887
Amount at which shown in the Balance Sheet	4,887
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	209,122
Fair value	205,822
Amount at which shown in the Balance Sheet	205,822
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	614,184
Fair value	634,950
Amount at which shown in the Balance Sheet	614,184
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	40,462
Amount at which shown in the Balance Sheet	40,462
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	983
Fair value	983
Amount at which shown in the Balance Sheet	983
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	281,115
Amount at which shown in the Balance Sheet	281,115
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	108,277
Fair value	108,279
Amount at which shown in the Balance Sheet	$ 108,279